BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Millions		12 Months Ended
	May 30, 2014 USD ($)	Dec. 31, 2016 USD ($) days $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Cash and Cash Equivalents
Cash and cash equivalents, not immediately available for use		$ 6.0	$ 18.0
Inventories
Percentage of Weighted Average Cost Inventory		30.00%
Percentage of FIFO Inventory		70.00%
Inventory reserves		$ 83.3	76.8
Debt Issuance Costs
Debt Issuance Costs		17.5
Debt and Credit Agreement issuance costs		21.2	26.3
Accumulated Amortization of Debt Issuance Costs		28.9	23.5
Goodwill
Goodwill Impairment		(176.0)	0.0	$ 0.0
Goodwill Impairment		176.0	11.3	0.0
Cost-method Investments, Other than Temporary Impairment		20.5
Impairment of Long-Lived Assets
Fixed asset impairment		$ 41.2	1.4
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable collectibility, number of days past due used to determine review (in days) | days		90
Trade receivables sold		$ 620.4	54.1
Trade Receivables Held-for-sale, Amount		64.3
Changes in consolidated current and non-current product warranty liability
Beginning Balance		53.0	57.2
Accruals for warranties issued during the period		72.4	63.2
Changes in estimates		(2.3)	(1.3)
Settlements during the year		(58.1)	(64.0)
Foreign exchange effect/other		(5.2)	(2.1)
Ending Balance		$ 59.8	$ 53.0	$ 57.2
Deferred Compensation
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Research and Development Costs
Research and Development Costs		$ 86.2	$ 89.7	$ 102.3
Net Cash Provided by (Used in) Operating Activities		377.1	227.5	429.9
Net Cash Provided by (Used in) Financing Activities		(310.2)	(29.0)	(415.9)
Construction
Proceeds from Divestiture of Businesses	$ 160.0
Cranes
Goodwill
Goodwill Impairment		(176.0)
Impairment of Long-Lived Assets
Fixed asset impairment		$ 17.4
Minimum
Intangible Assets
Intangible Assets, Useful Life (in years)		1 year
Minimum | Plant
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life (in years)		1 year
Minimum | Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life (in years)		2 years
Maximum
Intangible Assets
Intangible Assets, Useful Life (in years)		57 years
Maximum | Plant
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life (in years)		40 years
Maximum | Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life (in years)		20 years
Accounting Standards Update 2016-09 [Member]
Research and Development Costs
Net Cash Provided by (Used in) Operating Activities		$ 10.1	14.6	19.2
Net Cash Provided by (Used in) Financing Activities		(10.1)	(14.6)	$ (19.2)
Other Assets | Accounting Standards Update 2015-03 [Member]
Debt Issuance Costs
Debt Issuance Costs			(21.1)
Long-term Debt [Member] | Accounting Standards Update 2015-03 [Member]
Debt Issuance Costs
Debt Issuance Costs			21.1
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expense, Current			49.6
Other Current Liabilities
Research and Development Costs
Deferred Tax Liabilities, Other			8.5
Corporate, Non-Segment [Domain]
Impairment of Long-Lived Assets
Fixed asset impairment		$ 16.6
Materials Handling and Port Solutions Sale
Goodwill
Goodwill Impairment			$ (11.0)